Exhibit 99.7

Monthly Investor Report: Verizon Master Trust - VZMT 2023-7
Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	18
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/20/26	11/20/29	$434,610,000		5.67%			5.67%
Class A-1b	11/20/26	11/20/29	$100,000,000	29	SOFR30A + 0.95%	5/13/25	4.33228%	5.28%
Class B	11/20/26	11/20/29	$40,870,000		5.96%			5.96%
Class C	11/20/26	11/20/29	$24,520,000		6.21%			6.21%

Total			$600,000,000

Series Alloc % x Group One Available Funds								$41,798,944.13
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$41,798,944.13

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$45.05	$45.05	$0.00	$0.00		$41,798,899.08
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$41,798,899.08
Asset Representations Reviewer Fee			$23.49	$23.49	$0.00	$0.00		$41,798,875.59
Supplemental ARR Fee			$99.00	$99.00	$0.00	$0.00		$41,798,776.59
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$41,797,526.59
Servicing Fee			$462,660.65	$462,660.65	$0.00	$0.00		$41,334,865.94
Class A-1a Note Interest			$2,053,532.25	$2,053,532.25	$0.00	$0.00		$39,281,333.69
Class A-1b Note Interest			$425,517.00	$425,517.00	$0.00	$0.00		$38,855,816.69
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,855,816.69
Class B Note Interest			$202,987.67	$202,987.67	$0.00	$0.00		$38,652,829.02
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,652,829.02
Class C Note Interest			$126,891.00	$126,891.00	$0.00	$0.00		$38,525,938.02
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$38,525,938.02
Class R Interest			$38,525,938.02	$38,525,938.02	$0.00	$0.00		$0.00

Total			$41,798,944.13	$41,798,944.13	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b			$0.00	$0.00	$425,517.00	$0.00	$0.00	$425,517.00
Class B			$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C			$0.00	$0.00	$126,891.00	$0.00	$0.00	$126,891.00

Total			$0.00	$0.00	$2,808,927.92	$0.00	$0.00	$2,808,927.92

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.73	$0.00	$4.73	$434,610,000.00	$1.00	$434,610,000.00	$1.00
Class A-1b	$1,000.00	$4.26	$0.00	$4.26	$100,000,000.00	$1.00	$100,000,000.00	$1.00
Class B	$1,000.00	$4.97	$0.00	$4.97	$40,870,000.00	$1.00	$40,870,000.00	$1.00
Class C	$1,000.00	$5.18	$0.00	$5.18	$24,520,000.00	$1.00	$24,520,000.00	$1.00

Total	$1,000.00	$4.68	$0.00	$4.68	$600,000,000.00	$1.00	$600,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.